UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     W.K. Kellogg Foundation Trust
Address:  The Bank of New York Mellon Trust Co. NA
          500 Grant Street, Room 151-0410
          Pittsburgh, PA 15258

Form 13F File Number:  028-15333
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Dana Luksic
Title:      Vice President, Corporate Trustee
Phone:      (412) 234-3510

Signature, Place and Date of Signing:

     /s/ Dana Luksic              Pittsburgh, PA                 March 8, 2013
--------------------------      ------------------             -----------------
        [Signature]                [City, State]                    [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 10
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Form 13F Information Table Value Total:             $4,317,604
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                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                     W.K. KELLOGG FOUNDATION TRUST
                                                      FORM 13F INFORMATION TABLE
                                                    Quarter Ended December 31, 2010

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                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                  COM            13321L108       868     21,400 SH       SOLE                    21,400
CONSTELLATION ENERGY GROUP I COM            210371100       331     10,800 SH       SOLE                    10,800
DENISON MINES CORP           COM            248356107       149     43,500 SH       SOLE                    43,500
EXELON CORP                  COM            30161N101       316      7,600 SH       SOLE                     7,600
FRONTEER GOLD INC            COM            359032109       296     25,300 SH       SOLE                    25,300
KELLOGG CO                   COM            487836108 4,213,344 82,485,190 SH       SOLE                82,485,190
MARKET VECTORS ETF TR        RVE HARD ETF   57060U795    40,821  1,048,025 SH       SOLE                 1,048,025
USEC INC                     COM            90333E108       154     25,600 SH       SOLE                    25,600
VANGUARD INTL EQUITY INDEX F EMR MKT ETF    922042858    37,414    777,100 SH       SOLE                   777,100
VANGUARD TAX-MANAGED FD      EUROPE PAC ETF 921943858    23,911    661,433 SH       SOLE                   661,433

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